Document and Entity Information	Dec. 08, 2020
Cover [Abstract]
Entity Registrant Name	CHURCH & DWIGHT CO INC /DE/
Amendment Flag	true
Entity Central Index Key	0000313927
Document Type	8-K/A
Document Period End Date	Dec. 08, 2020
Entity Incorporation State Country Code	DE
Entity File Number	1-10585
Entity Tax Identification Number	13-4996950
Entity Address, Address Line One	500 Charles Ewing Boulevard
Entity Address, City or Town	Ewing
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08628
City Area Code	(609)
Local Phone Number	806-1200
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $1 par value
Trading Symbol	CHD
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Description	In its current report on Form 8-K filed on December 14, 2020 (the “Original Form 8-K”), Church & Dwight Co., Inc. (the “Company”) announced (i) that Steven P. Cugine, the Company’s Executive Vice President, International and Global New Products, advised the Company of his intention to retire from the Company in the second quarter of 2021, and (ii) the appointment of Barry A. Bruno to succeed Mr. Cugine as the Company’s Executive Vice President, International. The Company is filing this amendment to the Original Form 8-K solely to announce that Mr. Cugine’s departure from the Company will be effective on or around June 21, 2021.